October 1, 1999
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Summit Cash Reserves Fund of Financial
	    Institutions Series Trust
	    Post-Effective Amendment No. 19 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 2-78646
	    Investment Company Act File No. 811-3189)

Ladies and Gentlemen:

	   Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Summit Cash
	Reserves Fund of Financial Institutions Series Trust
	(the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No.19 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on September 28,1999.

				 Very truly yours,

		      Summit Cash Reserves of Financial
			Institutions Series Trust

		   By:       Terry K. Glenn /s/

			 _________________________
			      Terry K. Glenn
			       President